Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished goods	₩ 1,180,329	₩ 785,282
Work-in-process	1,202,548	733,071
Raw materials	786,739	491,432
Supplies	180,759	160,871
Inventories	₩ 3,350,375	₩ 2,170,656